Russell 2000 1.5x Strategy Fund Expense Example - Russell 2000 1.5x Strategy Fund - Russell 2000 1_5x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	613
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	$ 2,307